LIQUIDITY (Details Narrative) $ / shares in Units, $ in Thousands							3 Months Ended																					12 Months Ended
	Oct. 21, 2022 USD ($) Facility	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($) Facility	Aug. 17, 2021 USD ($)	Aug. 16, 2021	Oct. 01, 2018 $ / shares	Dec. 31, 2022 USD ($) Facility	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2022 USD ($) Facility	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Cash and cash equivalents							$ 800																					$ 800
Financing receivable, after allowance for credit loss							1,099				$ 362																	1,099	$ 362
Other expenses																												1,300	1,200
Preferred stock, amount of preferred dividends in arrears							2,249	$ 2,249	$ 2,249	$ 2,250	2,249	$ 2,249	$ 2,249	$ 2,250	$ 2,249	$ 2,249	$ 2,249	$ 2,250	$ 2,249	$ 2,249	$ 2,249	$ 2,250	$ 2,249	$ 1,912	$ 1,912	$ 1,912	$ 1,912	8,997	8,997	$ 8,997	$ 8,997	$ 7,985	$ 1,912
Total indebtedness							52,178																					52,178
Deferred finance costs							1,100																					1,100
Debt repayments of principal in next 12 months, amortization							1,800																					1,800
Number of skilled nursing facilities | Facility	3
Gain (loss) on extinguishment of debt																												(452)	146
Payment for debt extinguishment																													21
Debt issuance costs, net							$ 1,005																					1,005
Variable rent recognized and collected																												$ 900
Number of facilities | Facility							5																					5
Accounts receivable, allowance for credit loss, current							$ 1,298				177																	$ 1,298	177
Accounts receivable, before allowance for credit loss, current							7,587				2,322																	7,587	2,322
Healthcare Services Segment [Member]
Gain (loss) on extinguishment of debt
Accounts receivable, allowance for credit loss, current							500				1,800																	500	1,800
Accounts receivable, before allowance for credit loss, current							$ 6,500				900																	$ 6,500	900
Number of facilities operated | Facility							2																					2
Wellington Tenants [Member]
Cash rent											2,000																		2,000
Powder Springs Facility [Member]
Variable rent recognized and collected																													1,400
Coosa MCB Loan [Member]
Gain (loss) on extinguishment of debt																												$ 400	100
Debt issuance costs, net		$ 100	$ 100								$ 100	100																	100
Coosa Credit Facility [Member]
Debt issuance costs, net		100	$ 100									100
Coosa Credit Facility [Member] | Coosa Facility [Member] | Coosa Nursing ADK LLC [Member]
Number of licensed beds | Facility			124
Coosa Credit Facility [Member] | Meadowood [Member] | Meadowood Property Holdings LLC [Member]
Number of licensed beds | Facility			161
Fountain Head Commercial Capital PPP Loan [Member]
Debt instrument, decrease, forgiveness																													$ 200
Coosa Facility Refinance [Member]
Debt instrument, face amount		$ 3,500	$ 3,500									3,500
Debt instrument, maturity date		Oct. 01, 2026	May 01, 2022
Key Bank Exit Notes [Member]
Debt instrument, face amount				$ 500
Debt instrument, maturity date				Aug. 25, 2023	Aug. 25, 2021
Routine Debt [Member]
Debt repayments of principal in next 12 months, amortization							$ 1,700																					1,700
Other Non Routine Debt [Member]
Debt repayments of principal in next 12 months, amortization							100																					100
Bond Debt [Member]
Debt repayments of principal in next 12 months, amortization							100																					100
HUD Notes [Member]
Payment for debt extinguishment																												200
Debt issuance costs, net							200																					200
Debt instrument, face amount	$ 7,800
Debt instrument, interest rate	3.97%
HUD Notes [Member] | Northwood HUD Note [Member]
Debt instrument, face amount	$ 5,000
Debt instrument, maturity date	Nov. 01, 2052
HUD Notes [Member] | Greenfield HUD Note [Member]
Debt instrument, face amount	$ 2,000
Debt instrument, maturity date	Nov. 01, 2050
HUD Notes [Member] | Pavilion HUD Note [Member]
Debt instrument, face amount	$ 800
Debt instrument, maturity date	Dec. 01, 2039
Promissory Note [Member] | Coosa Credit Facility [Member]
Debt instrument, face amount		$ 5,100	$ 5,100									$ 5,100
Debt instrument, interest rate		3.95%	3.95%									3.95%
Debt instrument, maturity date		Oct. 10, 2026
Refinanced [Member] | Metro City Bank [Member] | Prime Rate [Member]
Debt instrument, face amount		$ 5,100	$ 5,100									$ 5,100
Debt instrument, interest rate		1.50%	1.50%									1.50%
Debt instrument, maturity date		Jan. 31, 2036
Series A Preferred Stock [Member]
Preferred stock, amount of preferred dividends in arrears																												$ 45,900
Increase of preferred stock dividend rate						12.875%																						12.875%
Dividends payable, amount per share | $ / shares						$ 3.20
Mediacaid Overpayment [Member]
Cash and cash equivalents		$ 200	$ 200				200					$ 200																$ 200
Financing receivable, after allowance for credit loss							$ 7,600																					$ 7,600